LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Finance leases	$ 0	$ 0
Sub-lease income	0	0
Short-term lease expense	0	0
Rental expense			$ 92
Right-of-use assets obtained in exchange for new operating lease liabilities, excluding amount recognized upon adoption of new accounting standard	$ 39	47
Right-of-use assets obtained in exchange for new operating lease liabilities, upon adoption of new accounting standard		$ 282